Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 14, 2021
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2021
Prospectus Date	rr_ProspectusDate	Jun. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
WisdomTree US Growth & Momentum Fund | WisdomTree US Growth & Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGRO